EQUITY	6 Months Ended
Jun. 30, 2024
Equity [abstract]
EQUITY	EQUITY
Our company’s equity is comprised of the following shares:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2023	2,103,677	$53
Share issuance	9,013,983	339
Balance at December 31, 2023 and June 30, 2024	11,117,660	$392
Our company’s share capital is comprised of exchangeable shares, class B shares and class C shares. Due to the exchange feature of the exchangeable shares and the cash redemption feature of the class B and class C shares, the exchangeable shares, the class B shares, and the class C shares are classified as financial liabilities. However, class C shares, the most subordinated of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 9, Financial Liabilities, for further details related to exchangeable and class B shares.
In September 2023, our company issued 9 million class C shares to the partnership at $37.64 per share for a total value of $339 million.